Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes [Abstract]
PRC	$ (2,107,084)	$ (780,032)	$ 219,749
Foreign	(1,891,213)	(488,334)
Income (loss) before taxes	$ (3,998,297)	$ (1,268,366)	$ 219,749